Share-based Payments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Share Options Granted In Sharebased Payment Arrangement | shares	1,910,000	6,402,000
Weighted Average Share Price	$ 9.37	$ 3.66
Vesting description	These options shall expire at the earlier of 180 days of the death, disability or incapacity of the holder or specified expiry date, and can only be settled in common shares.
Weighted average exercise price of options outstanding	$ 2.99	2.05	$ 1.10
Weighted average exercise price of options exercisable	$ 2.28	$ 1.71
2015 Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Share Options Granted In Sharebased Payment Arrangement | shares	0
Death, disability and Incapacity of Holder [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options expire period	180 days